Investments - Summary of Investments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current
Total	$ 5,254	$ 5,254
Short-term investments	2,974,967	6,202,075	$ 2,095,224
Total	4,940,317	6,202,075
Cementos del Plata S.A. [member]
Non-current
Investments in other companies	5,254	5,254
Mutual funds in pesos [member]
Non-current
Short-term investments	1,215,045	3,572,328
Time deposit in pesos
Non-current
Short-term investments	1,759,922	2,629,747
Government securities in pesos [Member]
Non-current
Short-term investments	$ 1,965,350	$ 0